S000090183 [Member] Investment Strategy - TCW White Oak Emerging Markets Equity Fund	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity and equity-related transferable securities that provide exposure to companies that are domiciled in, or that derive a predominant proportion of their value from, emerging market countries. Equity and equity-related transferable securities consist of common stocks, preferred stocks, warrants or any other instruments whose price is linked to the value of common stock, such as convertible bonds, depositary receipts, exchange-traded funds (“ETFs”) and equity derivatives. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change.
The portfolio managers select investments by choosing companies that the portfolio managers believe have intrinsic value opportunities as compared to their market price. Potential investments are assessed by using a bottom‑up stock selection approach that includes a fundamental analysis of a company’s financial statements, management record, capital structure, operations, and competitive positioning within its industry.
The Fund is not subject to any limits on the market capitalization of securities in which it may invest. The Fund may invest in IPOs (initial public offerings) and other primary issuances like rights or bonus issues. A bonus issue is an offer of free additional shares to existing shareholders. The Fund may invest up to 10% of its net assets in equity index futures of emerging market countries or ETFs for efficient portfolio management purposes, i.e., to manage purchases, redemptions and fund liquidity. The Fund may also invest in cash or cash equivalents, including the derivative instruments described below.
In order to assess a company’s or other issuer’s substantial ties to an emerging market country, the Fund primarily uses one or more of the following criteria: whether (i) at least 50% of the company’s assets are located in emerging market countries; (ii) at least 50% of the company’s revenue is generated in emerging market countries; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in an emerging market country; (iv) the company’s securities are traded principally in an emerging market country; or (v) the Fund’s portfolio managers otherwise believe that the company’s enterprise value is exposed to the economic fortunes and risks of emerging market countries (because, for example, the Fund’s portfolio managers believe that the company’s growth is substantially dependent on emerging market countries). The Fund also considers classifications by the World Bank, the International Finance Corporation, the International Monetary Fund and the Fund’s benchmark index, the MSCI Emerging Markets Index, in determining whether a country is an emerging market country. Emerging market countries generally include every country in the world except the U.S., Canada, Japan, Australia, New Zealand, and most of the countries in Western Europe. From time to time, the Fund may focus its investments in a particular country or geographic region, including China and/or India.
The Fund may invest in other investment companies, including U.S. or foreign investment companies and ETFs, to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may invest in equity securities of real estate investment trusts (“REITs”), which are pooled investment vehicles that typically invest directly in real estate, mortgages and/or loans collateralized by real estate. The Fund may also invest in depositary receipts, including American, European, Global and Indian Depositary Receipts of emerging markets companies or issuers.
The Fund may invest up to 10% of its net assets in derivatives, in particular futures, for hedging, risk reduction and non‑speculative purposes. Futures are agreements to buy or sell a fixed amount of a security or currency at a fixed date in the future. The Fund may also invest in participatory notes (“P‑notes”), which are a type of derivative instrument used by foreign investors to access Indian capital markets and recognized by Securities and Exchange Board of India (“SEBI”). P‑notes are issued by registered foreign portfolio investors (FPIs) to overseas investors that wish to be a part of the Indian stock market without going through the elaborate registration process with SEBI. P‑notes are among a group of investments considered to be Offshore Derivative Investments (ODIs). The Fund uses P‑notes selectively and typically as a means of obtaining adequate allocations to oversubscribed IPOs.
Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) an individual security or instrument has reached its sell target, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) there are negative macroeconomic or geopolitical considerations that may affect an issuer, (iv) another security or instrument may offer a better investment opportunity, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
The Fund is non‑diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.